Related Party Disclosures	6 Months Ended
Dec. 31, 2023
Related Party Disclosures [Abstract]
RELATED PARTY DISCLOSURES
23.	RELATED PARTY DISCLOSURES

(a)	Identification of related parties

Parties are considered to be related to the Group if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities.

Related parties also include Key Management Personnel defined as those persons having authority and responsibility for planning, directing and controlling the activities of the Group either directly or indirectly. The Key Management Personnel include all the Directors of the Group.

The Group has related party relationship with its subsidiaries, related companies, Directors and companies in which Directors of the Group have interest.

(b)	The Group had the following transactions with related parties during the financial period:

	Six Months Ended
	31 December 2023	31 December 2022
	RM	RM

Related companies
- Rendering of information technology system services fee	25,000,000	-
- Site support and maintenance services fee	436,300	-
- Project management fee income	-	-
- Project management fee expenses&	(12,000,000)	-

Related parties
- Rendering of information technology system	-	-
- Renovation work	-	-
- Rental paid	(66,000)	(66,000)

&	Other than the above management fee, ARB Berhad’s subsidiaries out of the Group had provided specific project management services to the Group. The common cost majority comprise of IT technical staff payroll including remuneration, defined contribution plan, social security contribution and other employee benefit. Followed by upkeep of computer system, depreciation of property, plant and equipment and other expenses.

The related party transactions described above were carried out on agreed contractual terms and conditions and in the ordinary course of business between the related parties of the Group.

(c)	Compensation of key management personnel

The key management personnel comprise the Directors of the Group and their remuneration during the financial year are disclosed in Note 21 to the financial statements.

Dato Sri Liew Kok Leong is the Executive Director of the Group. He is also both the Chief Executive Officer and Executive Director of ARB Berhad.

Dato Sri Liew Kok Leong resigned from his positions as Chief Executive Officer and Executive Director of ARB Berhad on 28 December 2023.